RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Sales of goods to the Parent Company	-	93	208	-

Participation in expenses with Parent Company	-	95	296	32

Salary management fees, and bonus to related parties	4,352	2,281	2,190	1,161

Salary and bonus to key management personal	2,643	2,734	3,091	705

Car expenses	433	498	383	116

Schedule of Balances with Related Parties
	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Due to officers	(267)	24	(71)

Parent Company	186	(6)	50